Note 6 - Disclosures to the Consolidated Statements of Income or Loss (Details Textual) - EUR (€) € in Thousands			12 Months Ended
	May 19, 2023	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total contract liabilities			€ 0	€ 42	€ 0
Transaction price allocated to remaining performance obligations			0	116	42
Impairment loss recognised in profit or loss, property, plant and equipment			3,842	39,264	1,965
Maximum advance payments from customers			4,000
Cash value of reservations, one-time bonus for agreement of payment plan			2,157	(0)	(0)
Donations received			887	0	0
Provision used, other provisions			118	65
Gains (losses) recognised when control of subsidiary is lost			40,122	0	0
Gains (losses) on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently			259	645	0
Reversal of accrued interest			5,172
Tax income (expense)			0	0	0
Deferred tax expense (income)		€ 18	(0)	(0)	18
Deferred tax assets			1,175	19,534	2,400
Current deferred tax assets			46	948
Current deferred tax liabilities			6	3,363
Tax effect of transaction cost			0	532
Deferred tax assets on transaction costs recognized in equity			0	0
Net deferred tax liability (asset)			0	0	0
Property, plant and equipment 1 [member]
Statement Line Items [Line Items]
Deferred tax assets				15,975
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets			0	0
Sono Motors [Member]
Statement Line Items [Line Items]
Gains (losses) recognised when control of subsidiary is lost	€ 40,122
Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Cash value of reservations, one-time bonus for agreement of payment plan			€ 2,157
Liabilities repayment percentage			5.00%
Donations received			€ 887
Provision used, other provisions			52,232
Advance payment for assets intended for the development of prototypes [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment					€ 1,965
Sion CGU [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment				39,264
Impairment loss				41,182
Sion CGU [member] | Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
Impairment loss				170
Sion CGU [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Impairment loss			3,426	€ 1,748
Reversal of impairment loss recognised in profit or loss			€ 784